SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. This is consistent with how the partnership presents financial information to the CODM and investors. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

c)Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2021 and 2020:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2021	2020	2021	2020
Core Office	$539	$494	$131	$115
Core Retail	372	370	103	147
LP Investments	747	571	40	(11)
Corporate	2	2	(130)	(81)
Total	$1,660	$1,437	$144	$170

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2021	2020	2021	2020
Core Office	$1,069	$1,024	$254	$236
Core Retail	736	814	198	335
LP Investments	1,302	1,495	34	38
Corporate	3	4	(255)	(165)
Total	$3,110	$3,337	$231	$444

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2021 and 2020:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2021
Core Office	$356	$118	$2	$63	$539
Core Retail	271	67	—	34	372
LP Investments	415	57	194	81	747
Corporate	—	—	—	2	2
Total	$1,042	$242	$196	$180	$1,660

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2020
Core Office	$347	$105	$(2)	$44	$494
Core Retail	273	73	—	24	370
LP Investments	436	67	52	16	571
Corporate	—	—	—	2	2
Total	$1,056	$245	$50	$86	$1,437

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2021
Core Office	$733	$226	$3	$107	$1,069
Core Retail	538	132	—	66	736
LP Investments	820	120	252	110	1,302
Corporate	—	—	—	3	3
Total	$2,091	$478	$255	$286	$3,110

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2020
Core Office	$715	$221	$5	$83	$1,024
Core Retail	569	148	—	97	814
LP Investments	914	138	411	32	1,495
Corporate	—	—	—	4	4
Total	$2,198	$507	$416	$216	$3,337

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2021 and December 31, 2020:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Core Office	$38,147	$36,547	$17,918	$17,439
Core Retail	31,028	31,466	16,768	17,429
LP Investments	41,782	39,609	27,295	25,076
Corporate	347	329	7,094	6,484
Total	$111,304	$107,951	$69,075	$66,428

The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2021 and 2020:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
FFO(1)	$144	$170	$231	$444
Depreciation and amortization of real estate assets	(46)	(66)	(91)	(135)
Fair value gains, net	498	(803)	1,138	(1,113)
Share of equity accounted income - non-FFO	105	(908)	181	(1,158)
Income tax expense	(87)	48	(192)	(113)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(295)	306	(682)	336
Net income (loss) attributable to unitholders(2)	319	(1,253)	585	(1,739)
Non-controlling interests of others in operating subsidiaries and properties	367	(259)	832	(146)
Net income (loss)	$686	$(1,512)	$1,417	$(1,885)
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.